Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 030
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements
4. Fair Value Measurements

Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures, defines fair value as the price at which an orderly transaction to sell the asset or to transfer the liability would take place between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required to be recorded at fair value, the Plan considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions and risk of nonperformance.

ASC 820 also establishes a fair value hierarchy that requires the Plan to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 establishes three levels of inputs that may be used to measure fair value:
Level 1: Quoted prices in active markets for identical assets or liabilities.

Mutual fund and Dover Stock Fund: These investments are public investment securities valued by obtaining quoted prices from nationally recognized securities exchanges.

Interest-bearing cash: Stated at cost, which approximates fair value.

Level 2: Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

There were no Level 2 investments held at fair value as of December 31, 2025 or 2024 or during the year ended December 31, 2025.

Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities or significant unobservable inputs that reflect the Plan's own assumptions about the assumptions that market participants would use in pricing an asset or liability.

There were no Level 3 investments held at fair value as of December 31, 2025 or 2024 or during the year ended December 31, 2025.

Below are the Plan's financial instruments carried at fair value by their ASC 820 fair value hierarchy level as of December 31, 2025 and 2024:

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
Investments:
Dover Stock Fund	$419,699	$—	$—	$419,699
Interest-bearing cash	8,198	—	—	8,198
Total investments in the fair value hierarchy	$427,897	$—	$—	427,897
Investments measured at net asset value*
Collective funds				1,432,250
Total investments at fair value				$1,860,147

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Investments:
Dover Stock Fund	$415,560	$—	$—	$415,560
Mutual fund	59,307	—	—	59,307
Interest-bearing cash	6,834	—	—	6,834
Total investments in the fair value hierarchy	$481,701	$—	$—	481,701
Investments measured at net asset value*
Collective funds				1,242,560
Total investments at fair value				$1,724,261
* In accordance with Subtopic 820-10, certain investments that are measured using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statement of net assets available for benefits.